STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 17 – Stockholders’ Equity

The Company’s authorized capital stock consists of 750,000,000 shares of common stock, par value $0.0001, at November 30, 2021 and May 31, 2021, and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 128,158,082 and 127,221,416 shares of common stock issued and outstanding as of November 30, 2021 and May 31, 2021, respectively.

Six months ended November 30, 2021

Common Stock and Warrants Issued upon Conversion of Notes Payable:

On June 17, 2021, the Company issued 936,666 shares of common stock and three-year warrants to acquire 468,333 shares of common stock at a price of $1.10 (now $0.40 as a result of the amendment of the Canaccord Debentures) per share to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal amount of $281,000. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

Six months ended November 30, 2020

Common Stock Issued and To Be Issued to Officers and Service Providers:

During the six months ended November 30, 2020, the Company charged an aggregate of $53,876 to common stock subscribed representing the accrual over the vesting period of 125,000 shares of restricted common stock issuable to officers.

During the six months ended November 30, 2020, the Company recognized the cancellation of a consulting contract, which resulted in a credit to operations in the amount of $22,500 and the reversal of 100,000 shares of common stock to be issued.

During the six months ended November 30, 2020, the Company recognized the cancellation of a consulting contract, which resulted in a credit to operations in the amount of $3,250 and the reversal of 25,000 shares of common stock to be issued.

During the six months ended November 30, 2020, the Company recognized the issuance of 50,000 to a former officer, which shares were previously recorded in common stock to be issued.

Warrants

The Company values warrants using the Black-Scholes valuation model utilizing the following variables. On March 31, 2021, the Company reduced the conversion price of the Canaccord Debentures from $0.80 per unit to $0.30 per unit, increasing the warrants issuable upon conversion of the Canaccord Debentures from 8,408,400 to 22,516,374. As amended, each warrant issuable pursuant to conversion of the Canaccord Debentures is exercisable for one share of the Company’s common stock at a price equal to $0.40 per share until March 31, 2024.

In April 2021, the Company amended $6,229,672 in outstanding debentures to reduce the conversion price of the debentures from $0.80 per unit to $0.30 per unit, increasing the warrants issuable upon conversion of such debentures from 3,893,545 to 10,382,785. As amended, each warrant issuable pursuant to conversion of such debentures is exercisable for one share of the Company’s common stock at a price equal to 137.5% of the conversion price (presently $0.4125 per share) until July 14, 2024.

The following table summarizes the significant terms of warrants outstanding at November 30, 2021. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.41	484,493	1.06	$0.41	484,493	$0.41
0.50	2,736,500	0.11	0.50	2,736,500	0.50
0.60	3,125,000	0.87	0.60	3,125,000	0.60
1.10	279,875	0.07	1.10	279,875	1.10
	6,625,868	0.54	$0.09	6,625,868	$0.50

Transactions involving warrants are summarized as follows. This table does not include the unit warrants. See Unit Warrants section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2020	54,835,145	$0.53
Granted	-	$-
Exercised	-	$-
Cancelled / Expired	(837,500)	$0.75

Warrants outstanding at May 31, 2021	53,997,645	$0.53
Granted	468,333	$0.41
Exercised	-	$-
Cancelled / Expired	(47,840,110)	$1.14
Warrants outstanding at November 30, 2021	6,625,868	$0.09

Unit Warrants

In February and March 2018, in connection with the Westpark offering, the Company issued five-year warrants to purchase 205,238 of the Company’s units at an exercise price of $1.25 per unit. Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.

On June 20, 2018, in connection with the special warrant offering, the Company issued Canaccord Genuity Corp. 2,317,842 three-year broker warrants at an exercise price of C$0.45 per share as compensation. Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share. These warrants were valued at $1,495,373, and this amount was charged to operations during the year ended May 31, 2019. These warrants expired on June 20, 2021.

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued Canaccord Genuity Corp. as compensation 1,074,720 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The Company, in connection with the issuance of the Canaccord Debentures, also issued to National Bank Financial Inc., as compensation, 268,680 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The aggregate value of these warrants was $874,457, which was charged to operations during the year ended May 31, 2019.

Because the unit warrants are exercisable for Common Stock and warrants, they are not included in the warrant tables above.

NOTE 17 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 750,000,000 shares of common stock, par value $0.0001, at May 31, 2021 and 2020, and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 127,221,416 and 126,521,416 shares of common stock issued and outstanding as of May 31, 2021 and 2020, respectively.

Year ended May 31, 2021:

Common Stock Issued and To Be Issued to Officers and Service Providers:

On October 11, 2020, the Company issued 50,000 shares of common stock to a former officer. The fair value of these shares in the amount of $14,970 had been previously accrued in common stock to be issued.

During the year ended May 31, 2021, the Company charged an aggregate of $80,813 to common stock subscribed representing the accrual over the vesting period of 500,000 shares of restricted common stock issuable to officers. On February 5, 2021 the Company issued 250,000 of these shares and on May 19, 2021, the Company issued the balance of the shares (a total of 500,000 shares of common stock). The fair value of these shares in the amount of $215,500 had been previously accrued in common stock to be issued.

On April 1, 2021, the Company issued 150,000 shares of common stock with a fair value of $28,500 to an employee in connection with an employment agreement. The fair value on the shares in the amount of $28,500 was charged to operations.

During the year ended May 31, 2021, the Company recognized the cancellation of a consulting contract, which resulted in a credit to operations in the amount of $22,500 and the cancellation of 100,000 shares of common stock to be issued.

During the year ended May 31, 2021, the Company recognized the cancellation of a consulting contract, which resulted in a credit to operations in the amount of $3,250 and the cancellation of 25,000 shares of common stock to be issued.

Charge to Additional Paid-in Capital for Amendment of Debt

The Company charged to additional paid-in capital the amounts of $3,286,012 for the amendments to the convertible debentures dated March 31, 2021, and $2,819,667 for the amendments to the convertible debentures dated April 15 and April 19, (a total of $6,105,679) in connection with the amendment of U.S. Convertible Debentures 1, 2 and 4, and the Canaccord Debentures. See note 15.

Year ended May 31, 2020:

Common Stock Issued and To Be Issued to Officers and Service Providers:

On July 22, 2019, the Company issued 500,000 shares of common stock with a fair value of $355,000 to Ben Sillitoe, Chief Executive Officer of CLS Nevada, in connection with his employment agreement. $325,417 was recorded during fiscal 2019, and issued from stock payable during the year ended May 31, 2020; $29,583 was charged to operations during the year ended May 31, 2020. At issuance, $50 was charged to common stock, and $354,950 was charged to additional paid-in capital.

On July 22, 2019, the Company issued 50,000 shares of common stock with a fair value of $35,495 to Don Decatur, Chief Operating Officer of CLS Nevada, in connection with his employment agreement. $32,542 of this amount was recorded during fiscal 2019, and issued from stock payable during the year ended May 31, 2020; $2,958 was charged to operations during the year ended May 31, 2020. At issuance, $5 was charged to common stock, and $35,495 was charged to additional paid-in capital.

During the year ended May 31, 2020, the Company charged an aggregate of $154,014 to common stock subscribed representing the accrual over the vesting period of 791,668 shares of restricted common stock issuable to officers.

The Company also charged $45,000 to common stock subscribed representing the fair value of 200,000 shares of common stock to be issued to a service provider. During the year ended May 31, 2020, the Company issued 100,000 of these shares of common stock. At issuance, $22,500 was transferred from common stock subscribed; $10 was charged to common stock, and $22,490 was charged to additional paid-in capital.

Common Stock and Warrants Issued upon Conversion of Notes Payable:

On July 8, 2019, the Company issued 16,644 shares of common stock and three-year warrants to acquire 8,322 shares of common stock at a price of $1.10 per share (reduced to $0.40 per share as a result of the indenture amendment) to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal amount of $13,315. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

On July 19, 2019, the Company issued 15,677 shares of common stock and three-year warrants to acquire 7,838 shares of common stock at a price of $1.10 per share (reduced to $0.40 per share as a result of the indenture amendment) to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal in the amount of $12,542. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

Warrants

The Company values warrants using the Black-Scholes valuation model utilizing the following variables. There were no warrant valuations performed during the years ended March 31, 2021 or 2020.

The following table summarizes the significant terms of warrants outstanding at May 31, 2021. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.49	33,465,110	1.50	$0.49	33,465,110	$0.49
0.50	2,736,500	1.73	0.50	2,736,500	0.50
0.60	17,500,000	1.50	0.60	17,500,000	0.60
1.10	296,035	1.56	1.10	296,035	1.10
	53,997,645	0.51	$0.53	53,997,645	$0.53

Transactions involving warrants are summarized as follows. This table does not include the unit warrants. See Unit Warrants section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2019	54,818,985	$0.53
Granted	16,160	$1.10
Exercised	-	$-
Cancelled / Expired	-	$-

Warrants outstanding at May 31, 2020	54,835,145	$0.53
Granted	-	$-
Exercised	-	$-
Cancelled / Expired	(837,500)	$0.75
Warrants outstanding at May 31, 2021	53,997,645	$0.53

Unit Warrants

In February and March 2018, in connection with the Westpark offering, the Company issued five-year warrants to purchase 205,238 of the Company’s units at an exercise price of $1.25 per unit. Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.

On June 20, 2018, in connection with the special warrant offering, the Company issued Canaccord Genuity Corp. 2,317,842 three-year broker warrants at an exercise price of C$0.45 per share as compensation. Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share. These warrants were valued at $1,495,373, and this amount was charged to operations during the year ended May 31, 2019.

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued Canaccord Genuity Corp. as compensation 1,074,720 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The Company, in connection with the issuance of the Canaccord Debentures, also issued to National Bank Financial Inc., as compensation, 268,680 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The aggregate value of these warrants was $874,457, which was charged to operations during the year ended May 31, 2019.

Because the unit warrants are exercisable for Common Stock and warrants, they are not included in the warrant tables above.